INVENTORY (Tables)	6 Months Ended
Jun. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory
Details of inventory, net of allowances, in the condensed consolidated balance sheets as of June 30, 2025 and December 31, 2024 were as follows:

	June 30, 2025	December 31, 2024

	(U.S. Dollars in thousands)
Finished products	$267,360	$295,729
Raw materials, work in progress, and packaging materials	100,207	62,380
Crop growing costs	20,394	29,342
Agricultural and other operating supplies	27,812	42,639
Inventories, net of allowances	$415,773	$430,090